Securities at amortized cost and Held to maturity financial assets (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure of securities at amortized cost and held to maturity financial assets [Abstract]
Details of securities at amortized cost and held to maturity financial assets

(1)	Details of securities at amortized cost as of June 30, 2018 and HTM financial assets as of December 31, 2017 are as follows (Unit: Korean Won in millions):

	June 30, 2018	December 31, 2017
Korean treasury and government agencies	4,630,598	3,994,857
Financial institutions	7,767,490	7,245,426
Corporates	5,074,097	5,311,970
Bond denominated in foreign currencies	235,194	197,043
Loss allowance	(5,250)	—

Total	17,702,129	16,749,296

Changes in loss allowance and gross carrying amount of securities at amortized cost

1) Loss allowance

	For the six months ended June 30, 2018
	Stage 1	Stage 2	Stage 3	Total
Beginning balance (*1)	(5,078)	—	—	(5,078)
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net provision of loss allowance	(191)	—	—	(191)
Disposal	22	—	—	22
Others (*2)	(3)	—	—	(3)

Ending balance	(5,250)	—	—	(5,250)

(*1)	The beginning balance was restated in accordance with IFRS 9.
(*2)	Others consist of foreign currencies translation, etc.

Changes in loss allowance and gross carrying amount of securities at amortized cost

2) Gross carrying amount

	For the six months ended June 30, 2018
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	16,749,296	—	—	16,749,296
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Acquisition	5,829,462	—	—	5,829,462
Disposal / Redemption	(4,873,896)	—	—	(4,873,896)
Amortization on the effective interest method	(6,008)	—	—	(6,008)
Others (*)	8,525	—	—	8,525

Ending balance	17,707,379	—	—	17,707,379

(*)	Others consist of foreign currencies translation, etc.